UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002
                                               ------------------

Check here if Amendment [  ];                Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:                RBO & CO, LLC
Address:             PO BOX 306
                     ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      REGINALD B. OLIVER
Title:     PRESIDENT
Phone:     (707) 963-1231

Signature, Place, and Date of Signing:

 ___________________________           St Helena, CA               10/18/02
                                       -------------               --------
    [Signature]                        [City, State]               [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:              53
                                                -------------
Form 13F Information Table Value Total:           $110,534
                                                -------------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



AS OF 9/30/02




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Name of Issuer                               Class              Cusip  Value X 1000   total shares     Discretion    Voting Auth
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
Abbott Labs                                  com              2824100           3,531          87,400     sole           none
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American International Group Inc             com             26874107             409           7,479     sole           none
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Alltel Corp                                  com             20039103           3,994          99,518     sole           none
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Bank of America                              com             60505104             569           8,911     sole           none
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Brown Forman Corporation                     com            115637209             277          30,300     sole           none
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Bellsouth Corporation                        com             79860102             898          48,890     sole           none
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Bristol-Myers Squibb Co                      com            110122108             449          18,846     sole           none
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BP P L C                                     com             55622104             385           9,648     sole           none
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BRE Properties Inc                           com            05564E106           1,987          64,606     sole           none
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Caterpillar Inc                              com            149123101           1,021          27,440     sole           none
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Chalone Wine Group                           com            157639105              97          12,000     sole           none
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ChevronTexaco Corp                           com            166764100           1,690          24,410     sole           none
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The Walt Disney Company                      com            254687106           1,596         105,428     sole           none
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Consolidated Edison Inc                      com            209115104             201           5,000     sole           none
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Ericsson L M Tel Co                          ADR            294821400              12          32,000     sole           none
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Firstenergy Corporation                      com            337932107           1,023          34,216     sole           none
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FNMA                                         com            313586109             712          11,950     sole           none
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General Electric Company                     com            369604103           2,997         121,568     sole           none
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International Business Machines Corp         com            459200101           2,632          45,140     sole           none
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IRT Property Company Georgia                 com            450058102           1,469         125,000     sole           none
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Johnson & Johnson                            com            478160104          15,942         294,794     sole           none
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J P Morgan Chase & Co                        com            46625H100             401          21,132     sole           none
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Kimberly Clark Corp                          com            494368103           1,623          28,648     sole           none
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Coca-Cola Company                            com            191216100           6,196         129,200     sole           none
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Laboratory Corp Amer Hldgs                   com            50540R409             441          13,050     sole           none
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Eli Lilly & Company                          com            532457108           1,782          32,200     sole           none
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McDonalds Corporation                        com            580135101             275          15,600     sole           none
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Philip Morris Cos Inc                        com            718154107           6,400         164,940     sole           none
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Mondavi Robert Corporation                   com            609200100             265           8,700     sole           none
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Merck & Co Inc                               com            589331107             880          19,250     sole           none
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Microsoft Corporation                        com            594918104             235           5,365     sole           none
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New Plan Excel Realty Inc                    com            648053106             398          21,600     sole           none
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Oxford Industries Inc                        com            691497309             548          25,000     sole           none
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Pepsico Inc                                  com            713448108           3,959         107,150     sole           none
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Pfizer Inc                                   com            717081103             313          10,800     sole           none
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Proctor & Gamble Company                     com            742718109             353           3,950     sole           none
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Pan Pacific Retail Properties                com            69806L104          14,607         423,642     sole           none
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Providence & Worcester RR Co.                com            743737108              69          10,000     sole           none
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RailAmerica Inc                              com            750753105           3,927         541,612     sole           none
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Reunion Industries Inc                       com            761312107               7          20,000     sole           none
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SBC Communications Inc                       com            78387G103             494          24,568     sole           none
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Sara Lee Corporation                         com            803111103           2,549         139,392     sole           none
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Schering Plough                              com            828806109             546          25,600     sole           none
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Price T Rowe Group Inc                       com            74144T108             509          20,375     sole           none
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Tyco International Limited                   com            902124106             130           9,236     sole           none
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Unocal Corporation                           com            915289102             337          10,750     sole           none
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UST Incorporated                             com            902911106             979          34,700     sole           none
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Vodafone Group PLC                           com            92857W100             337          26,250     sole           none
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Verizon Communications                       com            92343V104           1,233          44,933     sole           none
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WestAmerica Bancorporation                   com            957090103           5,513         136,871     sole           none
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Weingarten Realty                            com            948741103           1,705          46,580     sole           none
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Wyeth                                        com            983024100           5,948         187,036     sole           none
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Exxon Mobil Corp                             com            30231G102           5,687         178,286     sole           none
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TOTALS                                                                        110,534
                                                                      ----------------

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